Sales - Other operating income components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Proceeds from the disposal of fixed assets	€ 303	€ 180	€ 88
Net banking income	55	56	76
Tax credits and subsidies	33	42	40
Income from universal service	5	14	8
Brand and management fees	2	6	14
Other income	625	462	475
Total	€ 720	€ 580	€ 613